Condensed Consolidated Statements of Operations - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
General and administrative		$ 20	$ 1,117,317	$ 1,352,861
Franchise tax expense			19,401	69,400
Loss from operations			(1,136,718)	(1,422,261)
Other Income (Expense):
Change in fair value of warrant liabilities			(7,161,402)	1,390,882
Change in fair value of forward purchase agreement			(743,318)	(240,289)
Offering costs on Founder Shares issued to related party			(1,249,759)	(1,249,759)
Offering costs allocated to derivative liabilities				(750,743)
Interest and dividends earned on marketable securities held in Trust Account			12,332	21,944
Net income (loss)		$ (20)	$ (10,278,865)	$ (2,250,226)
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Basic and diluted net earnings per share		$ 0.00
Class A Redeemable Common Stock
Other Income (Expense):
Weighted average shares outstanding, basic and diluted			31,475,333	31,177,650
Basic and diluted net earnings per share			$ 0.00	$ 0.00
Class A and B Non-Redeemable Common Stock
Other Income (Expense):
Weighted average shares outstanding, basic and diluted			11,649,667	11,692,516
Basic and diluted net earnings per share			$ (0.88)	$ (0.19)

[1]	This number excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).